Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Entity Information [Line Items]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
From time to time, the Company is notified of possible claims or assessments arising in the normal course of business operations. Management continually evaluates such matters with legal counsel and believes that, although the ultimate outcome is not presently determinable, these matters will not result in a material adverse impact on the Company's financial position or operations. Management is not currently aware of any matters that will have a material adverse effect on the financial position, results of operations, or cash flows of the Company.

Predecessor
Entity Information [Line Items]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
From time to time, we are notified of possible claims or assessments arising in the normal course of business operations. Management continually evaluates such matters with legal counsel and believes that, although the ultimate outcome is not presently determinable, these matters will not result in a material adverse impact on our financial position or operations.